SEGMENT INFORMATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SEGMENT INFORMATION
Total net sales	$ 2,286,119,379	$ 1,774,970,623	$ 1,296,654,938
Europe
SEGMENT INFORMATION
Total net sales	219,291,230	548,556,919	622,908,444
British
SEGMENT INFORMATION
Total net sales	133,219,284	211,643,719	39,687,315
Germany
SEGMENT INFORMATION
Total net sales	23,171,814	184,119,841	428,964,360
Spain
SEGMENT INFORMATION
Total net sales	2,764,543	40,628,366	16,743,839
Italy
SEGMENT INFORMATION
Total net sales	7,580,206	28,309,524	79,532,883
Belgium
SEGMENT INFORMATION
Total net sales	18,343,666	19,516,030	10,471,477
In European Union
SEGMENT INFORMATION
Total net sales	34,211,717	64,339,439	47,508,570
In PRC
SEGMENT INFORMATION
Total net sales	747,810,766	591,070,936	167,953,230
United States
SEGMENT INFORMATION
Total net sales	634,445,686	302,269,459	331,212,387
Japan
SEGMENT INFORMATION
Total net sales	457,901,483	147,402,872	38,564,676
Others
SEGMENT INFORMATION
Total net sales	$ 226,670,214	$ 185,670,437	$ 136,016,201